Business Segment and Disaggregation of Revenue (Restatement) (Tables)	12 Months Ended
Mar. 31, 2025
Business Segment and Disaggregation of Revenue (Restatement) [Abstract]
Schedule of Disaggregated Revenue from Contracts with Customers

The Company has disaggregated its revenue from contracts with customers into categories based on the business segment and nature of the revenue in the following table:

	Years ended March 31,
	2025				2024
	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total	Satellite connectivity solution	Digitalization and other solution	Unallocated	Total
Revenue
Subscription	$4,408,157	503,586	—	4,911,743	$3,678,354	369,179	—	4,047,533
Equipment, device and services	2,250,024	3,316,783	—	5,566,807	1,933,744	2,588,793	—	4,522,537
	6,658,181	3,820,369	—	10,478,550	5,612,098	2,957,972	—	8,570,070
Cost of revenue
Subscription	$(2,920,327)	(532,030)	—	(3,452,357)	$(2,018,989)	(363,207)	—	(2,382,196)
Equipment, device and services	(2,036,887)	(3,125,072)	—	(5,161,959)	(1,931,319)	(2,410,964)	—	(4,342,283)
	(4,957,214)	(3,657,102)	—	(8,614,316)	(3,950,308)	(2,774,171)	—	(6,724,479)
Gross profit
Subscription	$1,487,830	(28,444)	—	1,459,386	$1,659,365	5,972	—	1,665,337
Equipment, device and services	213,137	191,711		404,848	2,425	177,829	—	180,254
	1,700,967	163,267	-	1,864,234	1,661,790	183,801	—	1,845,591

Operating expenses	$(124,265)	—	(1,942,623)	(2,066,888)	$(74,844)	—	(1,803,896)	(1,878,740)
Income/(loss) from operations	1,576,702	163,267	(1,942,623)	(202,654)	1,586,946	183,801	(1,803,896)	(33,149)

Finance income	23,671	—	—	23,671	20,743	—	—	20,743
Finance cost	(29,015)	—	(5,687)	(34,702)	(29,370)	—	(6,460)	(35,830)
Income/ (loss) before income taxes	1,571,358	163,267	(1,948,310)	(213,685)	1,578,319	183,801	(1,810,356)	(48,236)

Segment assets	$2,496,724	1,119,209	2,050,572	5,666,505	$2,952,219	1,022,426	1,878,306	5,852,951
Segment liabilities	2,225,732	802,457	892,835	3,921,024	415,372	228,261	3,233,322	3,876,955

Schedule of Revenues Earned from External Customers

The following table presents revenues earned from external customers:

	Years ended March 31,
	2025	2024

Subscription income from satellite connection service	$4,408,157	$3,678,354
Sales and lease of satellite network equipment and device	2,250,024	1,933,744
Subscription income from Jarviss	503,586	369,179
Revenue from IT support services	3,194,055	2,418,470
Revenue from shipboard support services	122,728	170,323

	$10,478,550	$8,570,070

Schedule of Lease Income from Sales-Type Lease and Operating Lease

Included in the revenue from sales and lease of equipment, device and services of satellite connectivity solution of $2,250,024 (2024: $1,933,744), the lease income from sales-type lease and operating lease are as below:

	Years ended March 31,
	2025	2024

Sales-type lease income	$147,707	$409,931
Operating lease income	226,500	116,150

	$374,207	$526,081

Schedule of Revenues by Geographic Area Based on the Countries in Which the Customer is Located

The following table presents revenues by geographic area based on the countries in which the customer is located:

	Years ended March 31,
	2025	2024

Singapore	$5,228,044	$3,407,171
Israel	1,316,832	869,824
Malaysia	1,126,294	1,130,439
Vietnam	675,186	534,472
Republic of Marshall Islands	428,251	376,457
Thailand	295,814	625,178
Indonesia	398,979	816,023
Republic of China	239,124	56,500
Others	770,026	754,006

	$10,478,550	$8,570,070